Shareholder Report, Holdings (Details) - C000241458 [Member]	Mar. 31, 2025
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
United States Treasury Bill, 4.14%, 09/04/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
United States Treasury Note/Bond, 3.00%, 10/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
United States Treasury Note/Bond, 0.63%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%